Quarterly Financial Data (Unaudited) (Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Quarterly Financial Data (Unaudited) [Abstract]
Net sales	$ 122,285	$ 109,516	$ 108,638	$ 103,415	$ 115,600	$ 101,239	$ 103,016	$ 99,097	$ 443,854		$ 418,952		$ 405,132
Cost of sales	92,589	82,591	81,770	78,177	87,071	75,819	77,438	74,618	335,127		314,946		304,106
Income from continuing operations	5,438	3,501	3,937	3,578	5,178	3,590	3,747	3,444	16,454		15,959		14,962
Consolidated net income	5,407	3,493	3,937	3,550	6,212	3,590	3,747	3,444	16,387	[1]	16,993	[1]	14,883	[1]
Consolidated net income attributable to Walmart	$ 5,163	$ 3,336	$ 3,801	$ 3,399	$ 6,056	$ 3,436	$ 3,596	$ 3,301	$ 15,699		$ 16,389		$ 14,370
Basic net income per common share attributable to Walmart	$ 1.51	$ 0.97	$ 1.09	$ 0.97	$ 1.71	$ 0.95	$ 0.97	$ 0.88	$ 4.54		$ 4.48		$ 3.72
Diluted net income per common share attributable to Walmart	$ 1.50	$ 0.96	$ 1.09	$ 0.97	$ 1.70	$ 0.95	$ 0.97	$ 0.87	$ 4.52		$ 4.47		$ 3.71

[1]	Includes $61 million, $20 million and $14 million in fiscal 2012, 2011 and 2010, respectively, related to the redeemable noncontrolling interest.